Derivative Liability (Details) - Schedule of the estimated fair values of the liabilities for derivative instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Liability (Details) - Schedule of the estimated fair values of the liabilities for derivative instruments [Line Items]
Volatility	150.00%	185.00%	418.00%
Risk Free Interest Rate			0.10%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Derivative Liability (Details) - Schedule of the estimated fair values of the liabilities for derivative instruments [Line Items]
Expected Remaining Term (in years)	1 month 9 days	6 months 18 days	3 months
Risk Free Interest Rate	0.81%	0.19%
Maximum [Member]
Derivative Liability (Details) - Schedule of the estimated fair values of the liabilities for derivative instruments [Line Items]
Expected Remaining Term (in years)	8 months 8 days	11 months 15 days	6 months 14 days
Risk Free Interest Rate	2.51%	0.85%
Initial Valuations on new derivative instruments [Member]
Derivative Liability (Details) - Schedule of the estimated fair values of the liabilities for derivative instruments [Line Items]
Expected Remaining Term (in years)			1 year
Expected dividend yield	0.00%	0.00%	0.00%
Initial Valuations on new derivative instruments [Member] | Minimum [Member]
Derivative Liability (Details) - Schedule of the estimated fair values of the liabilities for derivative instruments [Line Items]
Volatility	150.00%	218.00%	676.00%
Expected Remaining Term (in years)	1 month 9 days	1 year
Risk Free Interest Rate	0.52%	0.05%	0.15%
Initial Valuations on new derivative instruments [Member] | Maximum [Member]
Derivative Liability (Details) - Schedule of the estimated fair values of the liabilities for derivative instruments [Line Items]
Volatility	219.00%	412.00%	684.00%
Expected Remaining Term (in years)	11 months 8 days	1 year 6 months
Risk Free Interest Rate	2.51%	0.85%	0.16%